UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2027

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

(a)

Yoke Core ETF Ticker: YOKE Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Semi-Annual Shareholder Report https://yokeetf.com/

This semi-annual shareholder report contains important information about the Yoke Core ETF (the “Fund”) for the period of February 1, 2026 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://yokeetf.com/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$16	0.30%

KEY FUND STATISTICS (as of Period End)
Net Assets	$233,535,916	Fund Advisory Fees	$334,004
# of Portfolio Holdings	52	Portfolio Turnover Rate*	31%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	25.7%
Information Technology	19.8%
Consumer Discretionary	15.8%
Financials	9.4%
Communication Services	8.7%
Consumer Staples	7.5%
Health Care	5.9%
Energy	5.5%
Real Estate	1.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Alphabet, Inc. - Class A	4.7%
EMCOR Group, Inc.	4.1%
NVIDIA Corp.	3.8%
Rolls-Royce Holdings PLC - ADR	3.6%
W.W. Grainger, Inc.	3.4%
ASML Holding NV	3.4%
TJX Cos., Inc.	3.3%
Johnson & Johnson	3.1%
eBay, Inc.	3.0%
Novartis AG - ADR	2.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://yokeetf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: July 31, 2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

YOKE CORE ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 8.7%
Cable & Satellite - 1.4%
EchoStar Corp. - Class A (a)	39,846	$3,350,650

Interactive Media & Services - 6.9%
Alphabet, Inc. - Class A	30,762	10,955,271
Meta Platforms, Inc. - Class A	9,267	5,159,032
		16,114,303
Movies & Entertainment - 0.4%
Warner Bros Discovery, Inc. (a)	33,675	885,652
Total Communication Services		20,350,605

Consumer Discretionary - 15.8%
Apparel Retail - 3.3%
TJX Cos., Inc.	49,313	7,758,908

Apparel, Accessories & Luxury Goods - 2.0%
Tapestry, Inc.	31,425	4,788,227

Automotive Retail - 1.7%
AutoZone, Inc. (a)	1,279	3,857,784

Broadline Retail - 5.4%
Amazon.com, Inc. (a)	20,649	5,607,855
eBay, Inc.	61,661	7,029,971
		12,637,826
Home Improvement Retail - 3.4%
Home Depot, Inc.	11,952	3,967,586
Lowe's Cos., Inc.	18,846	3,916,387
		7,883,973
Total Consumer Discretionary		36,926,718

Consumer Staples - 7.5%
Consumer Staples Merchandise Retail - 1.1%
Costco Wholesale Corp.	1,503	1,430,690
Walmart, Inc.	10,384	1,154,701
		2,585,391
Food Retail - 1.5%
Casey's General Stores, Inc.	4,091	3,563,261

Household Products - 1.2%
Procter & Gamble Co.	19,912	2,877,085

The accompanying notes are an integral part of these financial statements.

1

YOKE CORE ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Personal Care Products - 1.7%
Unilever PLC - ADR	61,531	$3,901,681

Soft Drinks & Non-alcoholic Beverages - 2.0%
Coca-Cola Co.	53,672	4,701,130
Total Consumer Staples		17,628,548

Energy - 5.5%
Integrated Oil & Gas - 2.5%
ExxonMobil Holdings Corp.	37,638	5,850,451

Oil & Gas Exploration & Production - 2.0%
EOG Resources, Inc.	31,800	4,728,342

Oil & Gas Storage & Transportation - 1.0%
Williams Cos., Inc.	30,230	2,162,654
Total Energy		12,741,447

Financials - 9.4%
Asset Management & Custody Banks - 1.5%
Bank of New York Mellon Corp.	22,339	3,492,256

Financial Exchanges & Data - 3.1%
Moody's Corp.	8,658	4,141,814
S&P Global, Inc.	7,717	3,178,864
		7,320,678
Life & Health Insurance - 1.5%
Globe Life, Inc.	19,080	3,477,330

Multi-Sector Holdings - 1.7%
Berkshire Hathaway, Inc. - Class B (a)	7,648	3,912,258

Transaction & Payment Processing Services - 1.6%
Mastercard, Inc. - Class A	6,590	3,776,729
Total Financials		21,979,251

Health Care - 5.9%
Pharmaceuticals - 5.9%
Johnson & Johnson	28,651	7,344,684
Novartis AG - ADR	41,206	6,434,317
Total Health Care		13,779,001

The accompanying notes are an integral part of these financial statements.

2

YOKE CORE ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Industrials - 25.7% (b)
Aerospace & Defense - 8.6%
Howmet Aerospace, Inc.	15,387	$4,343,135
Lockheed Martin Corp.	8,417	4,904,923
Rolls-Royce Holdings PLC - ADR	417,984	8,292,802
RTX Corp.	11,819	2,543,685
		20,084,545
Building Products - 1.1%
Johnson Controls International PLC	16,928	2,482,661

Cargo Ground Transportation - 1.7%
Old Dominion Freight Line, Inc.	18,407	3,904,861

Construction & Engineering - 5.3%
Comfort Systems USA, Inc.	1,647	2,848,799
EMCOR Group, Inc.	11,888	9,479,848
		12,328,647
Construction Machinery & Heavy Transportation Equipment - 3.7%
Caterpillar, Inc.	4,161	3,390,424
PACCAR, Inc.	39,535	5,245,504
		8,635,928
Diversified Support Services - 0.6%
Copart, Inc. (a)	50,001	1,456,029

Electrical Components & Equipment - 1.3%
Vertiv Holdings Co. - Class A	12,292	2,969,378

Research & Consulting Services - 0.0% (c)
Mobility Global, Inc. (a)	7,049	143,659

Trading Companies & Distributors - 3.4%
W.W. Grainger, Inc.	5,790	8,003,054
Total Industrials		60,008,762

Information Technology - 19.8%
Semiconductor Materials & Equipment - 5.6%
ASML Holding NV	4,846	7,894,134
Teradyne, Inc.	13,998	5,146,924
		13,041,058
Semiconductors - 5.4%
NVIDIA Corp.	43,843	8,801,482
QUALCOMM, Inc.	25,416	3,751,656
		12,553,138
The accompanying notes are an integral part of these financial statements.

3

YOKE CORE ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

	Shares	Value
Systems Software - 2.4%
Microsoft Corp.	12,033	$5,591,976

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	19,387	5,988,838
Sandisk Corp. (a)	2,889	3,509,644
Western Digital Corp.	10,143	5,526,312
		15,024,794
Total Information Technology		46,210,966
TOTAL COMMON STOCKS (Cost $190,066,074)		229,625,298

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Real Estate - 1.3%
Health Care REITs - 1.3%
Welltower, Inc.	12,359	2,897,444
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,955,325)		2,897,444

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.58% (d)	940,155	940,155
TOTAL MONEY MARKET FUNDS (Cost $940,155)		940,155

TOTAL INVESTMENTS - 100.0% (Cost $192,961,554)		$233,462,897
Other Assets in Excess of Liabilities - 0.0% (c)		73,019
TOTAL NET ASSETS - 100.0%		$233,535,916

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

4

YOKE CORE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$233,462,897
Dividends receivable	87,671
Dividend tax reclaims receivable	45,385
Total assets	233,595,953

LIABILITIES:
Payable to adviser (See Note 3)	60,037
Total liabilities	60,037
NET ASSETS	$233,535,916

NET ASSETS CONSIST OF:
Paid-in capital	$184,560,185
Total distributable earnings	48,975,731
Total net assets	$233,535,916

Net assets	$233,535,916
Shares issued and outstanding (unlimited shares authorized without par value)	7,360,000
Net asset value per share	$31.73

COST:
Investments, at cost	$192,961,554

The accompanying notes are an integral part of these financial statements.

YOKE CORE ETF
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,294,686
Less: Issuance fees	(1,066)
Less: Dividend withholding taxes	(37,884)
Total investment income	1,255,736

EXPENSES:
Investment advisory fee (See Note 3)	334,004
Total expenses	334,004
NET INVESTMENT INCOME	921,732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,601,618)
In-kind redemptions	17,998,042
Net realized gain (loss)	15,396,424

Net change in unrealized appreciation (depreciation) on:
Investments	9,207,661
Net change in unrealized appreciation (depreciation)	9,207,661
Net realized and unrealized gain (loss)	24,604,085
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,525,817

The accompanying notes are an integral part of these financial statements.

YOKE CORE ETF

STATEMENT OF CHANGES IN NET ASSETS

	Period ended July 31, 2026 (Unaudited)	Period ended January 31, 2026 (a)
OPERATIONS:
Net investment income (loss)	$921,732	$1,644,561
Net realized gain (loss)	15,396,424	32,934,930
Net change in unrealized appreciation (depreciation)	9,207,661	(2,167,769)
Net increase (decrease) in net assets from operations	25,525,817	32,411,722

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(925,967)	(1,576,193)
Total distributions to shareholders	(925,967)	(1,576,193)

CAPITAL TRANSACTIONS:
Shares sold	37,453,299	212,601,221
Shares issued from in-kind contribution at inception (See Note 1)	—	111,247,875
Shares redeemed	(41,290,967)	(141,910,892)
ETF transaction fees (See Note 1)	—	1
Net increase (decrease) in net assets from capital transactions	(3,837,668)	181,938,205

NET INCREASE (DECREASE) IN NET ASSETS	20,762,182	212,773,734

NET ASSETS:
Beginning of the period	212,773,734	—
End of the period	$233,535,916	$212,773,734

SHARES TRANSACTIONS
Shares sold	1,170,000	8,690,000
Shares issued from in-kind contribution at inception (See Note 1)	—	4,450,000
Shares redeemed	(1,290,000)	(5,660,000)
Total increase (decrease) in shares outstanding	(120,000)	7,480,000

(a)	Inception date of the Fund was February 21, 2025.

The accompanying notes are an integral part of these financial statements.

YOKE CORE ETF

FINANCIAL HIGHLIGHTS

	Period ended July 31, 2026 (Unaudited)	Period ended January 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$28.45	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.12	0.22
Net realized and unrealized gain (loss) on investments (c)	3.28	3.44
Total from investment operations	3.40	3.66

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.21)
Total distributions	(0.12)	(0.21)

ETF transaction fees per share	—	0.00 (d)
Net asset value, end of period	$31.73	$28.45

TOTAL RETURN (e)	12.03%	14.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$233,536	$212,774
Ratio of expenses to average net assets:
Before expense waiver/recoupment (f)(h)	0.30%	0.30%
After expense waiver/recoupment (f)(h)	0.30%	0.29%
Ratio of net investment income (loss) to average net assets (f)	0.83%	0.91%
Portfolio turnover rate (e)(g)	31%	153%

(a)	Inception date of the Fund was February 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

YOKE CORE ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026 (Unaudited)

NOTE 1 – ORGANIZATION

Yoke Core ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on February 21, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to achieve capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on February 21, 2025, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $111,247,875 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of February 21, 2025, was $77,786,424, resulting in net unrealized appreciation on investments of $33,461,451 as of that date. As a result of the in-kind contribution, the Fund issued 4,450,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is July 31, 2026, and the period covered by these Notes to Financial Statements is from February 1, 2026 to July 31, 2026 (the “Current Fiscal Period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the

YOKE CORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

YOKE CORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$229,625,298	$—	$—	$229,625,298
Real Estate Investment Trusts	2,897,444	—	—	2,897,444
Money Market Funds	940,155	—	—	940,155
Total Investments	$233,462,897	$—	$—	$233,462,897

  Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, the Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at the Current Fiscal Period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Fund did not incur any interest or penalties.

D.Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in

YOKE CORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if there are any, are paid by the Fund and are reflected in its Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a Return of Capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new

YOKE CORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, these reclassifications result in adjustments to distributable earnings and paid-in capital accounts. For the fiscal period ended January 31, 2026, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(39,921,099)	$39,921,099

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.30% to the Adviser monthly based on average daily net assets.

Smart Money Group, LLC (the “Sub-Adviser”), serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

YOKE CORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$69,615,660	$69,111,289

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions were as follows:

Creations	Redemptions
$35,431,834	$40,431,883

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended January 31, 2026, were as follows:

Tax cost of Investments	$181,445,308
Gross tax unrealized appreciation	35,181,031
Gross tax unrealized depreciation	(3,887,349)
Net tax unrealized appreciation (depreciation)	$31,293,682
Undistributed ordinary income	68,594
Undistributed long-term gain	—
Total distributable earnings	68,594
Other accumulated gain (loss)	(6,986,755)
Total accumulated gain (loss)	$24,375,881

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended January 31, 2026, the Fund did not defer any post-October capital or late-year losses.

For the fiscal period ended January 31, 2026, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(6,986,755)	$—

For the Current Fiscal Period, the Fund paid $37,884 in foreign withholding taxes.

YOKE CORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the Current Fiscal Period and the fiscal period ended January 31, 2026 were as follows:

Current Fiscal Period (Unaudited)	Fiscal Period Ended January 31, 2026 (a)
Ordinary Income
$925,967	$1,576,193

(a) Inception date of the Fund was February 21, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Fund's financial statements.

YOKE CORE ETF
FEDERAL TAX INFORMATION

For the fiscal period ended January 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended January 31, 2026, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on the date below to consider (i) the continuation for an additional year of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund (defined below), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), (ii) the continuation for an additional year of the prior Investment Sub-Advisory Agreement (the “Prior Sub-Advisory Agreement”) among the Trust, on behalf of the Fund, the Adviser, and the Sub-Adviser, and (iii) the approval for an initial two-year term of a new Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement” and together with the Advisory Agreement and the Prior Sub-Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and the Sub-Adviser. The Prior Sub-Advisory Agreement was submitted to a vote of, and approved by, the Fund’s initial shareholder on February 13, 2025 and is expected to automatically terminate on August 1, 2026, upon the closing of the acquisition of the equity interests of the Sub-Adviser by a holding company controlled by each of the Sub-Adviser’s Chief Executive Officer/Chief Operating Officer and Chief Business Development Officer. The New Sub-Advisory Agreement is expected to take effect upon the closing of the acquisition of the equity interests of the Sub-Adviser, pursuant to the terms and conditions of the Trust’s and the Adviser’s manager-of-manager exemptive relief order.

Board Meeting Date	Fund	Sub-Adviser
July 17, 2026	Yoke Core ETF	Smart Money Group, LLC
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio management personnel responsible for managing the Fund's assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser. The Board also took into account that the terms of the New Sub-Advisory Agreement and the Prior Sub-Advisory Agreement (other than the date) are materially identical and that the nature, quality, and extent of services provided by the Sub-Adviser were not expected to change

Performance. The Board compared the Fund’s performance for periods ended March 31, 2026, to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that, for the one-year and since inception periods, the Fund performed within the range of its peers.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s management fee was above the average for the Fund’s peer group, but the Fund’s net expense ratio was below the average for the Fund’s peer group. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board took into account that the sub-advisory fee payable by the Adviser to the Sub-Adviser under the New Sub-Advisory Agreement would be identical to the sub-advisory fee currently payable to the Sub-Adviser under the Prior Sub-Advisory Agreement. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a strategy similar to that of the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund under the Agreements. The Board also reviewed the Sub-Adviser’s costs associated with the personnel, systems, and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board concluded that the methodologies used by the Adviser and Sub-Adviser to determine their profitability were reasonable, and the Board was satisfied that any profits realized by each firm in connection with the operation of the Fund were not excessive.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Adviser or Sub-Adviser as the Fund’s assets increase, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current level of assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Prior Sub-Advisory Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that each of the Agreements, including the compensation payable under each of the Agreements, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Prior Sub-Advisory Agreement and the approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2026